Pension Benefits - Components of Other Comprehensive Loss Relating to Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive (loss):
Net gain (loss) arising during the period	$ 6,143	$ (12,052)	$ (5,711)
Amortization of net actuarial loss (gain)	1,979	319	(1,026)
Other loss			(390)
Total income (loss)	$ 8,122	$ (11,733)	$ (7,127)